Intangibles - Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		R$ 5,076,501		R$ 4,950,545
Acquisition of subsidiary		17,392,570
Additions		(722,893)		10,098
Write-offs		(15,055)		(12,235)
Reversal (provision) of impairment		(2,051)		2,818
Transfers		82,007		(160,339)
Other changes including exchange variation		5,106,049		285,614
Intangible assets and goodwill, Ending		R$ 26,917,128		R$ 5,076,501
Software [member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life		2 years 6 months		2 years 6 months
Software [member] | Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life		10 years		10 years
Trademarks and patents Finite [Member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life		20 years		20 years
Trademarks and patents Finite [Member] | Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life		25 years		25 years
Relationship with retail clients [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life		10 years		10 years
Key Money Finite [Member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life		3 years	[1]	3 years	[2]
Key Money Finite [Member] | Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life		18 years	[1]	18 years	[2]
Relationship with franchisees and sub franchisees [Member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life	[3]	7 years		7 years
Relationship with franchisees and sub franchisees [Member] | Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life	[3]	15 years		15 years
Technology developed (by acquired subsidiary) [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life		5 years		5 years
Other intangible assets [member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life		2 years		2 years
Other intangible assets [member] | Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life		10 years		10 years
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		R$ 5,883,023		R$ 5,553,984
Acquisition of subsidiary		17,392,570
Additions		258,883		228,547
Write-offs		(30,119)		(19,637)
Reversal (provision) of impairment		(2,051)		2,818
Transfers		85,640		(168,731)
Other changes including exchange variation		5,206,224		286,042
Intangible assets and goodwill, Ending		28,794,170		5,883,023
Gross carrying amount [member] | Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		1,313,090		1,089,900
Acquisition of subsidiary		291,555
Additions		82,718		83,064
Write-offs		(15,095)		(546)
Reversal (provision) of impairment
Transfers		258,092		118,442
Other changes including exchange variation		128,790		22,230
Intangible assets and goodwill, Ending		2,059,150		1,313,090
Gross carrying amount [member] | Trademarks and patents Finite [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		116,805		111,801
Acquisition of subsidiary		517,592
Additions
Write-offs
Reversal (provision) of impairment
Transfers				(154)
Other changes including exchange variation		260,181		5,158
Intangible assets and goodwill, Ending		894,578		116,805
Gross carrying amount [member] | Trademarks and patents Indefinite [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		2,171,585		2,040,067
Acquisition of subsidiary		2,022,163
Additions
Write-offs
Reversal (provision) of impairment
Transfers
Other changes including exchange variation		1,553,309		131,518
Intangible assets and goodwill, Ending		5,747,057		2,171,585
Gross carrying amount [member] | Goodwill Avon [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning
Acquisition of subsidiary		11,511,028
Additions
Write-offs
Reversal (provision) of impairment
Transfers
Other changes including exchange variation		1,788,821
Intangible assets and goodwill, Ending		13,299,849
Gross carrying amount [member] | Goodwill Emeis Brazil Pty Ltd [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning	[4]	100,237		96,867
Acquisition of subsidiary	[4]
Additions	[4]
Write-offs	[4]
Reversal (provision) of impairment	[4]
Transfers	[4]
Other changes including exchange variation	[4]	41,853		3,370
Intangible assets and goodwill, Ending	[4]	142,090		100,237
Gross carrying amount [member] | Goodwill The Body Shop International Limited [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning	[5]	1,434,369		1,348,670
Acquisition of subsidiary	[5]	34,251
Additions	[5]
Write-offs	[5]
Reversal (provision) of impairment	[5]
Transfers	[5]
Other changes including exchange variation	[5]	478,121		85,699
Intangible assets and goodwill, Ending	[5]	1,946,741		1,434,369
Gross carrying amount [member] | Goodwill acquisition of The Body Shop stores [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		1,456		1,456
Acquisition of subsidiary
Additions
Write-offs
Reversal (provision) of impairment
Transfers
Other changes including exchange variation
Intangible assets and goodwill, Ending		1,456		1,456
Gross carrying amount [member] | Relationship with retail clients [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		1,987		1,740
Acquisition of subsidiary
Additions
Write-offs
Reversal (provision) of impairment
Transfers
Other changes including exchange variation		798		247
Intangible assets and goodwill, Ending		2,785		1,987
Gross carrying amount [member] | Key Money Indefinite [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning	[2]	17,801		102,310
Acquisition of subsidiary	[2]
Additions	[2]
Write-offs	[2]
Reversal (provision) of impairment	[2]
Transfers	[2]	1,315		(101,001)
Other changes including exchange variation	[2]	7,653		16,492
Intangible assets and goodwill, Ending	[2]	26,769		17,801
Gross carrying amount [member] | Key Money Finite [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		12,447	[1]	48,888	[2]
Acquisition of subsidiary	[1]
Additions		150	[1]		[2]
Write-offs			[1]		[2]
Reversal (provision) of impairment		(2,051)	[1]	2,818	[2]
Transfers		1,647	[1]	(39,283)	[2]
Other changes including exchange variation		(1,333)	[1]	24	[2]
Intangible assets and goodwill, Ending	[1]	10,860		12,447
Gross carrying amount [member] | Relationship with franchisees and sub franchisees [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning	[3]	602,958		590,588
Acquisition of subsidiary	[3]	1,884,249
Additions	[3]
Write-offs	[3]			(17,958)
Reversal (provision) of impairment	[3]
Transfers	[3]			(371)
Other changes including exchange variation	[3]	472,312		30,699
Intangible assets and goodwill, Ending	[3]	2,959,519		602,958
Gross carrying amount [member] | Technology developed (by acquired subsidiary) [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning
Acquisition of subsidiary		1,131,573
Additions
Write-offs
Reversal (provision) of impairment
Transfers
Other changes including exchange variation		463,468
Intangible assets and goodwill, Ending		1,595,041
Gross carrying amount [member] | Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		110,288		121,697
Acquisition of subsidiary		159
Additions		176,015		145,483
Write-offs		(15,024)		(1,133)
Reversal (provision) of impairment
Transfers		(175,414)		(146,364)
Other changes including exchange variation		12,251		(9,395)
Intangible assets and goodwill, Ending		108,275		110,288
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		(806,522)		(603,439)
Acquisition of subsidiary
Additions		(981,776)		(218,449)
Write-offs		15,064		7,402
Reversal (provision) of impairment
Transfers		(3,633)		8,392
Other changes including exchange variation		(100,175)		(428)
Intangible assets and goodwill, Ending		(1,877,042)		(806,522)
Accumulated depreciation, amortisation and impairment [member] | Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		(649,347)		(483,666)
Acquisition of subsidiary
Additions		(365,184)		(169,174)
Write-offs		44		6,817
Reversal (provision) of impairment
Transfers		(3,643)		270
Other changes including exchange variation		(4,368)		(3,594)
Intangible assets and goodwill, Ending		(1,022,498)		(649,347)
Accumulated depreciation, amortisation and impairment [member] | Trademarks and patents Finite [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		(44,108)		(37,898)
Acquisition of subsidiary
Additions		(36,548)		(4,330)
Write-offs
Reversal (provision) of impairment
Transfers				154
Other changes including exchange variation		(19,387)		(2,034)
Intangible assets and goodwill, Ending		(100,043)		(44,108)
Accumulated depreciation, amortisation and impairment [member] | Relationship with retail clients [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		(1,939)		(1,149)
Acquisition of subsidiary
Additions		(252)		(194)
Write-offs
Reversal (provision) of impairment
Transfers
Other changes including exchange variation		(648)		(596)
Intangible assets and goodwill, Ending		(2,839)		(1,939)
Accumulated depreciation, amortisation and impairment [member] | Key Money Indefinite [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisition of subsidiary
Additions
Write-offs
Reversal (provision) of impairment
Accumulated depreciation, amortisation and impairment [member] | Key Money Finite [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		(2,197)		(2,835)
Additions		(535)
Transfers		10		7,336
Other changes including exchange variation		(6,149)		(6,698)
Intangible assets and goodwill, Ending		(8,871)		(2,197)
Accumulated depreciation, amortisation and impairment [member] | Relationship with franchisees and sub franchisees [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		(95,772)		(55,508)
Acquisition of subsidiary
Additions		(278,048)		(43,150)
Write-offs
Reversal (provision) of impairment
Transfers				371
Other changes including exchange variation		(45,241)		2,515
Intangible assets and goodwill, Ending		(419,061)		(95,772)
Accumulated depreciation, amortisation and impairment [member] | Technology developed (by acquired subsidiary) [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning
Acquisition of subsidiary
Additions		(294,713)
Write-offs
Reversal (provision) of impairment
Transfers
Other changes including exchange variation		(24,296)
Intangible assets and goodwill, Ending		(319,009)
Accumulated depreciation, amortisation and impairment [member] | Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		(13,159)		(22,383)
Acquisition of subsidiary
Additions		(6,496)		(1,601)
Write-offs		15,020		585
Reversal (provision) of impairment
Transfers				261
Other changes including exchange variation		(86)		9,979
Intangible assets and goodwill, Ending		R$ (4,721)		R$ (13,159)

[1]	Key money with defined useful life refers to payments made to ex-tenants or lessors, to obtain the right to rent the property under the terms of the lease and which cannot be negotiated or recovered later. This balance was considered as the scope of the lease standard ( IFRS 16), applicable from January 1st, 2019. The balance not reclassified to the Right of Use asset, refers to contracts that the standard exempt on the initial date, that is, short-term contracts. The remaining balance is amortized over the term of the agreements.
[2]	Key money with indefinite useful life refers to payments made to former tenants, to get the right to rent the property under lease and can be subsequently negotiated with future tenants in the case of termination of the lease agreement. This balance was considered the scope of the lease standard IFRS 16), applicable from January 1st, 2019 (note 3.29). The balance not reclassified to the right of use asset, refers to contracts that the standard exempts on the initial date, that is, short-term contracts. The remaining balance is not amortized and is subject to an annual impairment test.
[3]	The balance refers to identifiable intangible assets from relationship with The Body Shop franchisees and sub-franchisees (relationship where the franchisee owns all rights to operate within a territory) and sub-franchisees (relationship where a franchisee operate a single store within a market), with estimated useful life of 15 years. In 2019 there is a write-off related to agreements with sub-franchisees in Brazil. In addition, the balance position classified as the acquisition of a subsidiary represents the fair value of the relationship between Avon and its sales representatives.
[4]	Goodwill related to the acquisition of Emeis Holdings Pty Ltd. acquisition, classified as future economic benefits from synergies. It does not have defined useful life and it is subject to annual impairment tests.
[5]	Goodwill related to the acquisition of The Body Shop, classified as future economic benefits from synergies. It does not have defined useful life and it is subject to annual impairment tests. In addition, on June 30, 2020, The Body Shop International Limited acquired the entity Aeon Forest Co. Ltd, for R$ 133,275 (¥ 2,632,000). On October 1st, 2020, the transaction was concluded and resulted in an assigned amount of goodwill of R$ 34,251.